Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information

Segment Information

The Company’s chief operating decision maker assesses performance and allocates resources based upon the separate financial information from the Company’s operating segments. In identifying its reportable segments, the Company considered the nature of services provided, the geographical areas in which the segments operated and other relevant factors. The Company aggregates certain of its operating segments into its reportable segments.
Management evaluates the operating results of each of its reportable segments based upon revenue and “Adjusted EBITDA,” which the Company defines as income from continuing operations before non-vehicle related depreciation and amortization, any impairment charge, restructuring expense, early extinguishment of debt costs, non-vehicle related interest, transaction-related costs and income taxes. The Company’s presentation of Adjusted EBITDA may not be comparable to similarly-titled measures used by other companies.

Year Ended December 31, 2014

	Americas	International	Corporate and Other (a)	Total
Net revenues	$5,961	$2,524	$—	$8,485
Vehicle depreciation and lease charges, net	1,492	504	—	1,996
Vehicle interest, net	234	48	—	282
Adjusted EBITDA	656	280	(60)	876
Non-vehicle depreciation and amortization	122	58	—	180
Assets exclusive of assets under vehicle programs	3,997	1,739	175	5,911
Assets under vehicle programs	9,162	1,896	—	11,058
Capital expenditures (excluding vehicles)	113	69	—	182
__________

(a)	Primarily represents unallocated corporate overhead, receivables from our former subsidiaries and debt financing fees related to our corporate debt.

Year Ended December 31, 2013

	Americas	International	Corporate and Other (a)	Total
Net revenues	$5,480	$2,457	$—	$7,937
Vehicle depreciation and lease charges, net	1,315	496	—	1,811
Vehicle interest, net	216	48	—	264
Adjusted EBITDA	560	256	(47)	769
Non-vehicle depreciation and amortization	103	49	—	152
Assets exclusive of assets under vehicle programs	3,849	1,758	225	5,832
Assets under vehicle programs	8,357	2,095	—	10,452
Capital expenditures (excluding vehicles)	99	53	—	152
__________

(a)	Primarily represents unallocated corporate overhead, receivables from our former subsidiaries and debt financing fees related to our corporate debt.
Year Ended December 31, 2012

	Americas	International	Corporate and Other (a)	Total
Net revenues	$5,080	$2,276	$1	$7,357
Vehicle depreciation and lease charges, net	999	472	—	1,471
Vehicle interest, net	260	37	—	297
Adjusted EBITDA	611	250	(21)	840
Non-vehicle depreciation and amortization	80	45	—	125
Assets exclusive of assets under vehicle programs	3,180	1,715	224	5,119
Assets under vehicle programs	7,875	2,224	—	10,099
Capital expenditures (excluding vehicles)	73	59	—	132
__________

(a)	Primarily represents unallocated corporate overhead, receivables from our former subsidiaries and debt financing fees related to our corporate debt.
Provided below is a reconciliation of Adjusted EBITDA to income before income taxes.

	For the Year Ended December 31,
	2014	2013	2012
Adjusted EBITDA	$876	$769	$840
Less: Non-vehicle related depreciation and amortization	180	152	125
Interest expense related to corporate debt, net	209	228	268
Early extinguishment of corporate debt	56	147	75
Restructuring expense	26	61	38
Transaction-related costs, net	13	51	34
Impairment	—	33	—
Income before income taxes	$392	$97	$300

The geographic segment information provided below is classified based on the geographic location of the Company’s subsidiaries.

	United States	All Other Countries	Total
2014
Net revenues	$5,471	$3,014	$8,485
Assets exclusive of assets under vehicle programs	3,859	2,052	5,911
Assets under vehicle programs	8,428	2,630	11,058
Net long-lived assets	1,481	885	2,366

2013
Net revenues	$5,030	$2,907	$7,937
Assets exclusive of assets under vehicle programs	3,729	2,103	5,832
Assets under vehicle programs	7,791	2,661	10,452
Net long-lived assets	1,281	947	2,228

2012
Net revenues	$4,637	$2,720	$7,357
Assets exclusive of assets under vehicle programs	3,094	2,025	5,119
Assets under vehicle programs	7,329	2,770	10,099
Net long-lived assets	723	912	1,635